Equipment Notes Receivable (Details Narrative) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 09, 2014	Sep. 27, 2013	Dec. 22, 2014	Feb. 24, 2014	Jun. 28, 2013	Oct. 15, 2013	May 02, 2014	Sep. 30, 2014	Feb. 24, 2015
Payments received for notes receivable	$ 2,851,286
Mineral Equipment Loan Facility [Member]
Note receivable			500,000	3,000,000
Loan facility term			41 months	48 months
Frequency of periodic payment			Monthly	Monthly
Loan facility periodic payment			15,764	68,718
Loan facility periodic payment, before additional fundings				69,577
Interest income	289,429
Advances to loan issuer				2,500,000
Loan facility balloon payment				500,000
Maturity date				Sep. 30, 2017
Description of loan facility collateral			Equipment that refines precious metals and other minerals; guaranteed by its two majority shareholders	Equipment that refines precious metals and other minerals
Effective interest rate				23.25%
Payments received for notes receivable			156,898
Net proceeds transferred to lessee			343,102
Mineral ProcessingEquipment Promissory Note [Member]
Note receivable	200,000
Frequency of periodic payment	5 Annual payments
Interest income	485,472	126,292
Advances to loan issuer	100,000
Mineral Equipment Promissory Note Refinance [Member]
Note receivable					2,537,822
Loan facility term					48 months
Interest income					204,721	79,255
Loan facility balloon payment											500,000
Medical Equipment Promissory Note [Member]
Note receivable							150,000
Loan facility term							36 months
Frequency of periodic payment							Monthly
Loan facility periodic payment							5,100
Interest income	14,991	1,997
Description of loan facility collateral							Medical equipment and other personal property at borrowers principal place of business
Manufacturing Equipment Loan Facility [Member]
Note receivable								300,000
Loan facility term								29 months
Frequency of periodic payment								Monthly
Loan facility periodic payment								12,834
Interest income	39,823	10,807
Description of loan facility collateral								Manufacturing equipment
Brake Manufacturing Equipment Notes Receivable [Member]
Note receivable	667,629								432,000
Frequency of periodic payment									Quarterly
Loan facility periodic payment									34,786
Interest income	$ 32,865									$ 12,624
Maturity date									Jan. 31, 2018
Description of loan facility collateral									Brake manufacturing equipment
Interest rate									12.50%